Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	DELAWARE GROUP ADVISER FUNDS
Central Index Key	0000910682
Amendment Flag	false
Document Creation Date	Mar. 04, 2019
Document Effective Date	Mar. 04, 2019
Prospectus Date	Mar. 04, 2019
Entity Inv Company Type	N-1A
Delaware Global Real Estate Opportunities Fund | Class A
Risk/Return:
Trading Symbol	DGRPX
Delaware Global Real Estate Opportunities Fund | Class C
Risk/Return:
Trading Symbol	DLPCX
Delaware Global Real Estate Opportunities Fund | Class R
Risk/Return:
Trading Symbol	DLPRX
Delaware Global Real Estate Opportunities Fund | Institutional Class
Risk/Return:
Trading Symbol	DGROX